Debt Instruments - Summary (Details) € in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Debt Instruments
Financial assets held for trading	€ 108,230		€ 92,879	[1]	€ 125,618	€ 125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911		10,730	[1]	4,987
Financial assets designated at fair value through profit or loss	62,069		57,460	[1]	42,075	34,782
Financial assets at fair value through other comprehensive income	125,708		121,091	[1]	126,353
Financial assets available-for-sale	122,845		118,420			133,271
Financial assets at amortised cost	995,482		946,099	[1]	909,094
Loans and receivables						903,013
Held-to-maturity investments						13,491
Total financial assets	184,596		191,124			199,351
Debt instruments
Debt Instruments
Financial assets held for trading	32,041		27,800	[1]	36,554	36,351
Non-trading financial assets mandatorily at fair value through profit or loss	1,175		5,587	[1]	1,792
Financial assets designated at fair value through profit or loss	3,186		3,222	[1]	3,286	3,485
Financial assets at fair value through other comprehensive income	118,405		116,819	[1]	122,077
Financial assets available-for-sale	122,845		118,420			128,481
Financial assets at amortised cost	29,789		37,696	[1]	35,772
Loans and receivables						17,543
Held-to-maturity investments						13,491
Total financial assets	184,596		191,124			199,351
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	147,575		154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	446		117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647		870
Gross carrying amount | Debt instruments
Debt Instruments
Total financial assets	185,070		191,759			200,081
Gross carrying amount | Debt instruments | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647		870			1,017
Gross carrying amount | Debt instruments | EUR
Debt Instruments
Total financial assets	70,357		76,513			93,250
Gross carrying amount | Debt instruments | GBP
Debt Instruments
Total financial assets	15,713		19,153			16,203
Gross carrying amount | Debt instruments | USD
Debt Instruments
Total financial assets	29,846		22,864			25,191
Gross carrying amount | Debt instruments | BRL
Debt Instruments
Total financial assets	38,316		40,871			39,233
Gross carrying amount | Debt instruments | Other currencies
Debt Instruments
Total financial assets	30,838		32,358			26,204
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	42,054		50,488			59,186
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	107,434		99,959			99,424
Gross carrying amount | Debt securities issued by financial institutions
Debt Instruments
Total financial assets	9,670		10,574			12,155
Gross carrying amount | Other fixed income debt securities
Debt Instruments
Total financial assets	25,265		29,868			28,299
Accumulated impairment
Debt Instruments
Total financial assets	(474)		(635)			(730)
Accumulated impairment | Debt instruments
Debt Instruments
Total financial assets	(474)		(635)		€ (704)	(730)	€ (498)
Accumulated impairment | Debt instruments | Next 12 months | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(22)		(30)
Accumulated impairment | Debt instruments | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(6)		€ (9)
Accumulated impairment | Debt instruments | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Total financial assets	(446)	$ 596
Under IAS 39 before adjustment for classification and measurement | Debt instruments
Debt Instruments
Financial assets held for trading						€ 203
Financial assets reclassified from amortised cost to fair value through other comprehensive income	€ 6,359

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).